Changes in the Group	12 Months Ended
Dec. 31, 2021
Changes in the Group
Changes in the Group

5. Changes in the Group

The following are the consolidated subsidiaries of VIA optronics AG:

				Net Profit (Loss)
		Ownership Interest %		in EUR		Equity in EUR
Name	Place of Business	12/31/2021	12/31/2020	2021	2020	12/31/2021	12/31/2020
VIA optronics GmbH*	Schwarzenbruck, Germany	100	100	(5,172,146)	(1,726,540)	(13,979,548)	(5,856,981)
VIA optronics LLC	Orlando, Florida, USA	100	100	(661,914)	(190,393)	(2,767,087)	(1,914,714)
VIA optronics (Suzhou) Co., Ltd.	Suzhou, China	100	100	959,129	4,975,824	23,312,443	20,090,782
VIA optronics (Taiwan) Ltd.	Taipei, Taiwan	100	100	(34,457)	85,037	193,760	210,009
Germaneers GmbH	Wettstetten, Germany	100	—	109,492	—	1,449,752	—
VIA optronics (Philippines), Inc.	Laguna, Philippines	100	—	—	—	264,401	—
VTS‑Touchsensor Co., Ltd.**	Higashi Omi, Japan	65	65	708,757	15,956	1,472,544	791,155

*VIA optronics GmbH utilizes the exemption provisions of Section 264 (3) HGB

**Regarding summarized financial information for VTS-Touchsensor Co., Ltd. please refer to segment information for “Sensor Technologies” in Note 26 as this segment is comprised only of VTS

Acquisition of Germaneers GmbH

In May 2021, VIA optronics AG acquired 100% of the shares in Germaneers GmbH, which offers development and engineering services.

Germaneers has provided solutions for a range of well-known high-end original equipment manufacturers. With adding Germaneers to the Group VIA is following its strategy of acquiring smaller high-tech firms with specific know how and expertise that complement VIA’s own capabilities and support the expansion of the R&D organization. Together with Germaneers, VIA plans to deliver technologically advanced cockpit integrations with sophisticated user interfaces, camera integration for surround view or mirror replacement and touch features. Moreover, with Germaneers as a subsidiary, VIA is able to provide fully integrated solutions throughout all lifecycle phases.

From the date of acquisition, Germaneers contributed TEUR 1,959 of revenue and TEUR 175 to profit before tax from continuing operations of the Group. If the combination had taken place at the beginning of 2021, the Group’s revenue from continuing operations would have been TEUR 181,574 and the loss before tax from continuing operations would have been TEUR 10,155.

Assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of Germaneers at the date of acquisition were:

Germaneers - Opening Balance at acquisition date	Amounts in EUR
Assets

Non-current	347,588
Property, plant and equipment	280,896
Intangible assets	46,675
Non-current financial assets	20,017
Current	2,008,677
Inventories	444,027
Trade receivables and other assets	1,339,965
Cash and short-term deposits	224,685

Total Assets	2,356,265

Liabilities

Non-Current	(228,997)
Non-current financial liabilities	(330)
Other liabilities	(228,667)

Current	(787,008)
Trade and other payables	(197,751)
Current financial liabilities	(136,657)
Other current liabilities	(452,599)
Total Liabilities	(1,016,005)

Total identifiable net assets at fair value	1,340,260
Goodwill arising on acquisition	1,720,960
Purchase consideration transferred	3,061,220

The goodwill is attributable mainly to the synergies expected to be achieved from integrating the company into the Group’s existing business. None of the goodwill recognised is expected to be deductible for tax purposes.

The contractual arrangement also includes an earn out clause. Due to the fact that based on the nature of this clause the contingent payments were classified as remuneration for continued services of certain employees, they were not included in determining the consideration transferred. For further information on the liability recognized for these employment services refer to Note 16.

The fair value of the trade receivables amounts to TEUR 1,271. The gross amount of trade receivables is TEUR 1,271 and it is expected that the full contractual amounts can be collected.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favourable terms of the lease relative to market terms.

At December 31, 2021, no additional assets or liabilities have been identified and recognized in the course of the so far preliminary purchase price allocation. The assessment of this purchase price allocation is still ongoing with respect to customer relationships.

Acquisition-related costs

The Group incurred acquisition-related costs of TEUR 322 on due diligence and tax advice. These costs have been included in general administrative expenses.

Consideration transferred

The purchase price amounts to TEUR 3,061 and is defined as the unadjusted purchase price.

Establishment of VIA optronics (Philippines) Inc.

On September 13, 2021, VIA optronics (Philippines) Inc. was founded as a new subsidiary to provide customized and platform camera solutions, from design and development to process testing and quality control. VIA Philippines was incorporated to facilitate the integration of a camera design and development team that was previously a part of Integrated Micro-Electronics, Inc. (“IMI”), a Philippines-based company and VIA shareholder. Through a Service and Support Agreement (the “Agreement”), IMI has provided development support services through this team to the Company’s subsidiary, VIA optronics GmbH, since January 2019. The Agreement terminated on December 31, 2021 and the camera design and development team formally became a part of the Company in January 2022, with approximately 20 employees joining VIA.